GARTMORE  FUNDS

Concept  Series
Gartmore  Convertible  Fund

www.gartmorefunds.com
Prospectus
December  15,  2003 [as revised January 26, 2004]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.




TABLE OF CONTENTS

FUND SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . .           2
---------------------------------------------------------------  ----------
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses


MORE ABOUT THE FUND . . . . . . . . . . . . . . . . . . . . . .           7
---------------------------------------------------------------  ----------
Temporary Investments
Principal Investments and Techniques


MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . . . .           9
---------------------------------------------------------------  ----------
Investment Adviser


BUYING, SELLING AND EXCHANGING FUND SHARES. . . . . . . . . . .          10
---------------------------------------------------------------  ----------
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares


DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . .          20
---------------------------------------------------------------  ----------
Distributions of Income Dividends
Distributions of Capital Gains
"Buying a Dividend"
Reinvesting Distributions
Backup Withholding
Tax Status for Retirement Plans and other Tax-Deferred Accounts
Selling and Exchanging Fund Shares
Other Tax Information


ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . . . .  BACK COVER
---------------------------------------------------------------  ----------

FUND  SUMMARY

This prospectus provides information about one fund offered by Gartmore Mutual Funds (the "Trust") - the Gartmore Convertible Fund (the "Fund"). The following sections summarize key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Fund" beginning on page
7. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

The  Fund  has  the  following  share  classes:
-  Class  A
-  Class  B
-  Class  C
-  Class  R
-  Institutional  Service  Class
-  Institutional  Class


The fees, sales charges and expenses for each share class are different, but each share class of the Fund represents an investment in the same assets of the Fund. Having different share classes simply lets you choose the cost structure that is right for you.

The fees and expenses for the Fund are set forth in the Fund Summary. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 10.

FUND  SUMMARY  -  GARTMORE  CONVERTIBLE  FUND


OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks to preserve capital and provide current yield and capital appreciation through investments in convertible securities.

Under normal conditions, the Fund invests at least 80% of its net assets in convertible securities. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. The Fund typically invests in convertible securities issued by U.S. companies and has an emphasis on investing in convertible securities that are investment grade. However, the Fund will invest in convertible securities of any credit quality, including those that are below investment grade, and may include securities which currently are not paying interest and that are in default. In addition, a significant portion of the Fund's convertible securities investments are comprised of securities that have not been registered for public sale, but that are eligible for purchase and sale by certain qualified institutional buyers. These securities are known as Rule 144A securities.

The Fund seeks to profit from this strategy both by receiving interest income on a convertible security and from any increase in a convertible security's value. A convertible security's value tends to increase or decrease when the market value of the underlying security (generally common stock) increases or decreases.

The Fund's investment philosophy emphasizes current yield and solid credit quality. The portfolio managers seek to buy convertible securities trading at or below par with moderate duration (typically three to seven years). Secondarily, if the security meets their credit standards, the portfolio managers evaluate the equity portion of the convertible security which is based on the underlying common stock, as described below. The portfolio managers typically apply a three-step approach when buying and selling convertible securities for the Fund, which includes:

1. evaluating the default risk of the convertible security by analyzing traditional aspects of the underlying company: including its balance sheet, cash flow, interest coverage (ratio of interest expense vs. earnings) and capital structure;
2. analyzing the convertible security's underlying common stock by reviewing the company's valuation, management, earnings, industry position and common stock's capital appreciation potential; and
3. evaluating the convertible security's value, liquidity and impact on the overall composition and diversification of the Fund.

The portfolio managers consider selling a particular convertible security based on the following criteria:

-    The  convertible  security  sells  at  120%  or  more  of  its  par  value;

- Credit measures for the security deteriorate to where more attractive convertible securities are available;

-    There  are  concerns  about  the  issuer's  management;  or

-    Fundamentals  within  the  sector  in  which  the  issuer  operates weaken.

The portfolio managers may participate in frequent portfolio transactions, which will lead to higher transaction costs and additional tax consequences to the Fund's shareholders, if the portfolio managers believe that either the long- or the short-term benefits of frequent portfolio trading outweigh such costs.

PRINCIPLE  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities.

CONVERTIBLE SECURITIES RISK. The value of a convertible security is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of a convertible security tends to decline as prevailing interest rate levels increase. Conversely, a convertible security's investment value tend to increase as prevailing interest rate levels decline. However, the convertible security's market value will also be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. The conversion value of a convertible security tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.

Convertible securities are corporate securities (usually a preferred stock or bond) that is exchangeable at the option of the holder for a fixed number of other securities (usually a common stock) at a set price or formula.

Bonds with ratings below the top four rating categories by a nationally recognized rating agency such as Moody's Investors Service, Inc. or Standard & Poor's Rating Group are considered below investment grade and are commonly referred to as junk bonds. These bonds generally offer higher interest rates because the issuer is at greater risk of default (failure to repay the interest on or principal amount of the bond).

DURATION is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

FUND  SUMMARY  -  GARTMORE  CONVERTIBLE  FUND

INTEREST RATE AND INFLATION RISK. Interest rate risk, which is one component of convertible securities risk, is the risk that increases in market interest rates may decrease the value of convertible securities held by the Fund. In general, the prices of convertible securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a convertible security, the more sensitive it is to price shifts as a result of interest rate changes.

The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on convertible securities. Because inflation reduces the purchasing power of income produced by existing convertible debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a convertible security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns. These risks are particularly strong for lower-rated convertible securities.

STOCK MARKET RISK. Convertible securities are subject to stock market risk with respect to the value of the portion of the convertible securities which is based on the underlying common stock. The Fund does not, however, plan to hold the common stock directly. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

RULE 144A SECURITIES RISK. Rule 144A is a safe harbor from registration under the Securities Act of 1933 for certain securities re-sold solely to qualified institutional buyers. Such Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because they may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the portfolio manager considers it desirable to do so or that the Fund may have to sell the security at a lower price than that which would be available if the security were more liquid. In addition, transaction costs may be higher for 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security which when purchased was liquid in the institutional markets may subsequently become illiquid.

LOWER-RATED SECURITIES RISK. An investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons an investment in the Fund is subject to the following specific risks:

- Increased price sensitivity to changing interest rates and to adverse economic and business developments.
-    Greater  risk  of  loss  due  to  default  or  declining  credit  quality.
- Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due.
- Negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security in the Fund.

EVENT RISK. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

PORTFOLIO TURNOVER RISK. The Fund's portfolio managers may engage in active and frequent trading of all or part of the securities held by the Fund if it believes doing so is in the best interest of the Fund. A higher portfolio turnover rate will result in higher transaction costs for the Fund and may increase the volatility of the Fund's share price.

For more detailed information about the Fund's investments and risks, see "More About the Fund" on page 7

PERFORMANCE

No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

FUND  SUMMARY  -  GARTMORE  CONVERTIBLE  FUND

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund



SHAREHOLDER FEES1              CLASS      CLASS      CLASS      CLASS    INSTITUTIONAL   INSTITUTIONAL
(PAID DIRECTLY FROM              A          B          C          R         SERVICE          CLASS
YOUR INVESTMENT)              SHARES     SHARES     SHARES     SHARES        CLASS           SHARES
                                                                             SHARES
------------------------------------------------------------------------------------------------------

Maximum Sales Charge. . . .  5.75%[2]   None           1.00%  None       None            None
 (Load) imposed on
purchases (as a percentage
of offering price)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge. . . .  None[3]    5.00%[4]   1.00%[5]   None       None            None
(Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)
------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING . . .  CLASS      CLASS      CLASS      CLASS      INSTITUTIONAL   INSTITUTIONAL
EXPENSES  (DEDUCTED . . . .  A          B          C          R          SERVICE         CLASS
FROM FUND ASSETS) . . . . .  SHARES     SHARES     SHARES     SHARES     CLASS           SHARES
                                                                         SHARES
------------------------------------------------------------------------------------------------------
Management Fees6. . . . . .      0.65%      0.65%      0.65%      0.65%           0.65%           0.65%
------------------------------------------------------------------------------------------------------
Distribution and/or . . . .      0.25%      1.00%      1.00%  0.40%[7]   None            None
Service (12b-1) Fees
------------------------------------------------------------------------------------------------------
Other Expenses8 . . . . . .      2.66%      2.51%      2.51%      2.71%           2.66%           2.51%
------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND . . . . .      3.56%      4.16%      4.16%      3.76%           3.31%           3.16%
OPERATING EXPENSES
------------------------------------------------------------------------------------------------------
Amount of Fee . . . . . . .      2.21%      2.21%      2.21%      2.21%           2.21%           2.21%
Waivers/Expense
Reimbursements
------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND . . . . .      1.35%      1.95%      1.95%      1.55%           1.10%           0.95%
OPERATING EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS)9
------------------------------------------------------------------------------------------------------


1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges" on page 13.

3 A contingent deferred sales charge (CDSC) of up to 0.50% may be imposed on certain redemptions of Class A shares purchased without a front-end sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class C shares" beginning on page 16.

4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class C shares" beginning on page 16.

5 A CDSC of 1% is generally charged when you sell Class C shares within the first year after purchase.

6 The Fund will commence operations on or about December 30, 2003. As a result, the management fee represents the maximum fee which could be paid to GMF under its investment advisory agreement for the Fund.

7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the new Class R shares during the current fiscal year. These fees could increase to 0.50% of the Fund's average daily net assets.

8 As a new Fund, these are estimates for the current fiscal year ending October 31, 2004. These estimates do not take into account the expense limitation agreement between the Trust, on behalf of the Fund, and GMF.

9 GMF and the Fund have entered into a written contract limiting operating expenses (excluding certain expenses including, but not limited to, any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees) to 0.95% for each of the Fund's classes of shares at least through February 28, 2005. The Fund is authorized to reimburse GMF for management fees paid previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees, waived or limited, and other reimbursements made by GMF at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

FUND  SUMMARY  -  GARTMORE  CONVERTIBLE  FUND

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense limitations through February 28, 2005. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                    1 YEAR   3 YEARS
                                    -------  --------

Class A shares . . . . . . . . . .  $  7051  $  1,410
----------------------------------  -------  --------
Class B shares . . . . . . . . . .  $   698  $  1,363
----------------------------------  -------  --------
Class C shares . . . . . . . . . .  $   396  $  1,152
----------------------------------  -------  --------
Class R shares . . . . . . . . . .  $   158  $    945
----------------------------------  -------  --------
Institutional Service Class shares  $   112  $    812
----------------------------------  -------  --------
Institutional Class shares . . . .  $    97  $    767
----------------------------------  -------  --------



You would pay the following expenses on the same investment if you did not sell your shares2:



                1 YEAR   3 YEARS
                -------  --------

Class B shares  $   198  $  1,063
--------------  -------  --------
Class C shares  $   296  $  1,152
--------------  -------  --------


1    Assumes  a  CDSC  will  not  apply.

2 Expenses paid on the same investment in Class A, Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

MORE  ABOUT  THE  FUND

TEMPORARY  INVESTMENTS

Generally, the Fund will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Fund's investment adviser believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities;
(2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the Investment Company Act of 1940, as amended, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Fund may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information ("SAI") contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

CONVERTIBLE SECURITIES. The Fund will invest primarily in convertible securities, including bonds, debentures, notes, preferred stocks and other securities. Convertible securities are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they make income distributions either as dividends or interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertible securities tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible security' market value. For example, as the underlying common stock loses value, convertible securities present less opportunity for capital appreciation, and may also lose value. Convertible securities, however, may sustain their value better than common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this income feature, convertible securities may compete with non-convertible bonds as a source of regular income. Therefore, if interest rates increase and "newer," better paying non-convertible bonds become more attractive, the "investment value" of convertibles may decrease. Conversely, if interest rates decline, convertible securities could increase in value.

Convertible securities tend to be more secure than common stock (companies must generally pay holders of convertible securities before they pay holders of common stock), but they are typically less secure than similar nonconvertible debt securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertible securities are usually subordinate to non-convertible bonds in terms of payment priority, convertible securities typically are rated below investment grade by a rating agency, or they are not rated at all.

PREFERRED STOCK. Preferred stocks are a type of equity security. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks.

However, because of their dividend feature, preferred stocks may not fluctuate in value as much as the issuer's common stock unless the preferred stock is convertible into such common stock. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.

MEDIUM-GRADE  OBLIGATIONS.  The  Fund  may  invest  in  medium-grade securities.
Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities. All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by the Fund's investment adviser to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

MORE  ABOUT  THE  FUND

DURATION. Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years - the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

RULE 144A SECURITIES. The Fund may invest in Rule 144A securities. Rule 144A securities are restricted securities that are not registered for offering to the public. Institutional markets for Rule 144A securities have developed. Because there is a more limited market for Rule 144A securities than for publicly traded securities, the Fund may encounter difficulties in valuing and transacting in Rule 144A securities.

MANAGEMENT

INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. GMF was organized in 1999 and advises mutual funds. As of September 30, 2003, GMF and its affiliates had approximately $25.5 billion in assets under management, including approximately $14 billion managed by GMF.

The Fund pays GMF a management fee, which is based on the Fund's average daily net assets. The annual management fee payable by the Fund, expressed as a percentage of the Fund's average daily net assets, is 0.65%.

PORTFOLIO  MANAGEMENT  TEAM

GMF takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one portfolio manager. The following describes the persons primarily responsible for day-to-day management of the Fund.

JEREMIAH O'GRADY has over 35 years of investment management experience, specializing in convertible securities. Mr. O'Grady is also the President of CODA Capital Management ("CCM"), an affiliate of GMF since August 2002. Prior to founding CCM in September 1998, Mr. O'Grady was an executive vice president of Jeffries & Company in New York for 11 years during which where he established
Jeffries  &  Company's  Convertible  Securities  Department.

CHARLES WRIGHT is also a partner with CCM, Mr. Wright has been active in the securities and investment industry for ten years. Prior to joining CCM in 1999, Mr. Wright was a portfolio manager for Palomar Capital Management, a division of Pilgrim Baxter & Associates, for six years.

SEAN GEORGE is primarily responsible for analyzing convertible securities for the Fund and CCM. From September 2000 to June 2002, Mr. George was earning his M.B.A. from the University of Chicago Graduate School of Business. From September 1996 to July 2000, Mr. George was an international finance manager at Sterling Software where he was responsible for financial reporting, strategic planning, foreign accounting translation and determining credit terms for foreign distributors.

CHRISTOPHER O'GRADY is responsible for securities trading for the Fund and at CCM. Mr. O'Grady has been active in the securities and investment industry for 12 years. Prior to joining CCM in June 2002, Mr. O'Grady was a vice president at Bank of America Securities beginning September 1999, where he provided equity research coverage to the institutional investment community. From August 1993 until August 1999, Mr. O'Grady was Vice President of Institutional Sales at First Boston.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS

As noted in the Fund Summary, the Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Fund are available to all investors; Class R, Institutional Service Class and Institutional Class shares are available to a limited group of investors.

The  following  sales  charges  will  generally  apply:

Front-end  Sales  Charge  when  you  purchase:
-     Class  A  shares
-     Class  C  shares

Contingent  Deferred  Sales  Charge  (CDSC)1:
-     Class  B  shares  if  you  sell  your  shares within six years of purchase
-     Class  C  shares  if  you  sell  your  shares  within one year of purchase

No Sales Charges on Class R, Institutional Service Class or Institutional Class shares.
Sales charges are paid to the Fund's distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B, Class C and Class R shares each pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

Class A, Class R, and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the Class A and Institutional Service Class shares. With respect to Class R shares, these administrative service fees are paid to intermediaries which provide record keeping and/or other administrative services to the retirement plans and their participants.

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:



CLASS A SHARES                                         CLASS B SHARES                             CLASS C SHARES
---------------------------------------  ------------------------------------------  -----------------------------------------

Front-end sales charge means that a      No front-end sales charge, so your full     Front-end sales charge means that a
portion of your initial investment goes  investment immediately goes toward          portion of your initial investment
toward the sales charge, and is          buying shares                               goes toward the sales charge and is
not invested                                                                         not invested. Front-end Sales Charge
                                                                                     on Class C is lower than Class A Shares
---------------------------------------  ------------------------------------------  -----------------------------------------
Reductions and waivers of the sales      No reductions of the CDSC available,        Like Class B shares, no reductions of the
charge available                         but waivers available                       CDSC are available, but waivers are
                                                                                     available
---------------------------------------  ------------------------------------------  -----------------------------------------
Lower expenses than Class B and          Higher distribution and service fees than   Higher distribution and service fees than
Class C shares mean higher dividends     Class A shares mean higher fund             Class A shares mean higher fund expenses
per share                                expenses and lower dividends per share      and lower dividends per share
---------------------------------------  ------------------------------------------  -----------------------------------------
Conversion features are not applicable   After seven years, Class B shares convert   Unlike Class B shares, Class C shares do
                                         into Class A shares, which reduces your     Not automatically convert into another
                                         future fund expenses                        class
---------------------------------------  ------------------------------------------  -----------------------------------------
No sales charge when shares are          CDSC if shares are sold within six years:   CDSC of 1% is applicable if shares are
sold back to a Fund1                     5% in the first year, 4% in the second, 3%  sold in the first year after purchase in the third and fourth years, 2% in the
                                         fifth, and 1% in the sixth year
---------------------------------------  ------------------------------------------  -----------------------------------------
No maximum investment limit              Investments of $250,000 or more may be      Investments of $1,000,000 or more may
                                         rejected2                                   be rejected3
---------------------------------------  ------------------------------------------  -----------------------------------------


1 A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid.

2    This  limit  was  calculated  based  on  a  seven  year  holding  period.

3    This  limit  was  calculated  based  on  a  one  year  holding  period.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

compensation plans and other retirement accounts (collectively, "retirement plans") whereby the plan or the plan's financial service firm has an agreement with the Gartmore Distribution Services, Inc. to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

If you want lower annual fund expenses, Class A shares (and Institutional Service Class or Institutional Class shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A shares and are uncertain as to how long you may hold your shares, Class C shares may be right for you. The Fund reserves the right to reject an order of $250,000 or more for Class B shares or $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 70 1/2 years old and older.

A retirement plan's intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase Class A, Institutional Service Class or Institutional Class shares of a Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class or Institutional Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan's intermediaries may receive different compensation depending upon which class is chosen.

For  investors  who  are  eligible  to  purchase Institutional and Institutional
Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B, Class C or Class R shares.

WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES

The Institutional Service Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

- tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by the Fund for such services

- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing
     Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee

- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund for services it provides

- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to
     Section  401(a)  of  the  Code.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

WHO  CAN  BUY  INSTITUTIONAL  CLASS  SHARES

The Institutional Class shares are available for purchase only by the following:

-    funds  of funds offered by the Distributor or other affiliates of the Trust

- tax-exempt employee benefit plans if no third party administrator for the plan receives compensation from the Fund

- institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee

- registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser is affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

BUYING  SHARES

Purchase price. The purchase or "offering" price of each share of the Fund is its "net asset value" (NAV) next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of the Fund. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund, allocable to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Fund  does  not  calculate  NAV  on  the  following  days:
-     New  Year's  Day
-     Martin  Luther  King,  Jr.  Day
-     Presidents'  Day
-     Good  Friday
-     Memorial  Day
-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day
-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

The  Fund  reserves  the  right  not  to  determine  NAV  when:
-     It  has  not  received  any  orders  to purchase, sell or exchange shares.
-     Changes  in  the  value  of  the  Fund's  portfolio do not affect the NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust (GSA), as the Fund's administrator, or its agent, determines a price does not represent fair value, the Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Fund reserve the right to accept payment for shares in the form of securities that are permissible investments for the Fund.



MINIMUM INVESTMENT - CLASS A, B, & C SHARES
---------------------------------------------------------  ----------
To open an account (per Fund) . . . . . . . . . . . . . .  $    2,000
---------------------------------------------------------  ----------
To open an IRA account (per Fund) . . . . . . . . . . . .  $    1,000
---------------------------------------------------------  ----------
Additional investments (per Fund) . . . . . . . . . . . .  $      100
---------------------------------------------------------  ----------
To start an Automatic Asset Accumulation Plan . . . . . .  $    1,000
---------------------------------------------------------  ----------
Additional Automatic Asset Accumulation Plan Transaction.  $       50
---------------------------------------------------------  ----------


MINIMUM INVESTMENT - INSTITUTIONAL SERVICE CLASS SHARES
---------------------------------------------------------  ----------
To open an account (per Fund) . . . . . . . . . . . . . .  $   50,000
---------------------------------------------------------  ----------
Additional investments. . . . . . . . . . . . . . . . . .  None
---------------------------------------------------------  ----------


MINIMUM INVESTMENT - INSTITUTIONAL CLASS SHARES
---------------------------------------------------------  ----------
To open an account  (per Fund). . . . . . . . . . . . . .  $1,000,000
---------------------------------------------------------  ----------
Additional investments. . . . . . . . . . . . . . . . . .  None
---------------------------------------------------------  ----------



If you purchase shares through an account at a broker, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. The Distributor reserves the right to waive the minimum investment amount under certain circumstances. Call 1-800-848-0920 for more information.

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

FRONT-END  SALES  CHARGES

CLASS  A  SHARES

The chart below shows the applicable Class A front-end sales charges, which decrease as the amount of your investment increases.

                           SALES CHARGE
                              AS A
                           PERCENTAGE  OF
                     --------------------------
                                                      DEALER
                                                    COMMISSION
                                                       AS A
                                     AMOUNT       PERCENTAGE OF
                      OFFERING      INVESTED         OFFERING
AMOUNT OF PURCHASE      PRICE    (APPROXIMATELY)      PRICE
--------------------  ---------  ---------------  --------------

Less than $50,000. .     5.75%            6.10%           5.00%
--------------------  ---------  ---------------  --------------
50,000 to $99,999 .      4.75             4.99            4.00
--------------------  ---------  ---------------  --------------
100,000 to $249,999      3.50             3.63            3.00
--------------------  ---------  ---------------  --------------
250,000 to $499,999      2.50             2.56            2.00
--------------------  ---------  ---------------  --------------
500,000 to $999,999      2.00             2.04            1.75
--------------------  ---------  ---------------  --------------
1 million or more .  None       None             None
--------------------  ---------  ---------------  --------------


CLASS  C  SHARES

Sales of Class C shares will be charged a front-end sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Fund of $1 million or more. You can purchase $1 million or more in Class A shares of one or more Gartmore Mutual Funds (including the Fund) and Gartmore Mutual Funds II, Inc. (collectively "Gartmore Funds") at one time, or you can utilize the Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 0.50% if you redeem any Class A shares within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 0.50% on investments made in Class A shares with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

REDUCTION  OF  CLASS  A  SALES  CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

- AN INCREASE IN THE AMOUNT OF YOUR INVESTMENT. The above tables show how the sales charge decreases as the amount of your investment increases.

- FAMILY MEMBER DISCOUNT. Members of your family who live at the same address can combine investments in Class A shares of the Gartmore Funds, possibly reducing the sales charge.

- LIFETIME ADDITIONAL DISCOUNT. You can add the value of any of the Gartmore Funds' Class A shares you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.

- INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

- NO SALES CHARGE ON A REPURCHASE. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

- LETTER OF INTENT DISCOUNT. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  SALES  CHARGES

The  Class  A  sales  charges  will  be  waived  for  the  following purchasers:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.

- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.

- Any person who pays for the shares with the proceeds of one of the following sales:
     -    Sales  of  non-Gartmore  Fund  shares
     - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and
(3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and Class D shares for those Funds which have Class D shares)

     - Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.

     - Trustees and retired Trustees of the Trust (including its predecessor trusts)

     - Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grand-children) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF, GSA and their affiliates.

     - Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania
          Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.). Additional investors eligible for sales charge waivers may be found in the SAI.

WAIVER  OF  CLASS  C  SALES  CHARGES

Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons.

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Plan participants should contact their retirement plan administrator for information regarding buying Class R shares. Retirement plan administrators or retirement plans wishing to purchase Class R shares should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to purchase Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY MAIL. Complete and mail the application with a personal check made payable to: Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Fund will not accept third-party checks or money orders.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download the Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS     1-800-848-0920

Our customized voice-response system, available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time (Monday through Friday).

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of householding regulatory materials.

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

SELLING  SHARES

You can sell or, in other words, redeem your shares of the Fund at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the Fund receives your properly completed order to sell in its agent's offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of the Fund's investments at the time of the sale. Payment for shares you recently purchased may be delayed up to 10 business days from the date of purchase to allow time for the check to clear.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell.

The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Fund may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee.

Under extraordinary circumstances the Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you.

The Board of Trustees of Gartmore Mutual Funds has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

For more information about the Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

SIGNATURE  GUARANTEE-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

A  signature  guarantee  is  required  under  the  following  circumstances:

     - if your account address has changed within the last 10 business days, or

     - if the redemption check is made payable to anyone other than the registered shareholder, or

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

     - if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
     - if the proceeds are mailed to any address other than the address of record, or
     - if the redemption proceeds are being wired to a bank for which instructions are currently not on your account. The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

Contingent  deferred  sales charge (CDSC) on Class A, Class B and Class C shares

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of Class B shares in your account to fall below the total amount of all purchases of Class B shares you made during the preceding six years. The amount of the sales charge will decrease as illustrated in the following chart:



                1      2       3       4       5       6     7 YEARS
SALE WITHIN   YEAR   YEARS   YEARS   YEARS   YEARS   YEARS   OR MORE
------------  -----  ------  ------  ------  ------  ------  --------
------------  -----  ------  ------  ------  ------  ------  --------
Sales charge     5%      4%      3%      3%      2%      1%        0%





Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:



                    $1 MILLION TO   $25 MILLION OR
AMOUNT OF PURCHASE   $24,999,999        OR MORE
------------------  --------------  ---------------
------------------  --------------  ---------------
Amount of CDSC . .           0.50%            0.25%
------------------  --------------  ---------------



The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Fund is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

With respect to Class C shares, you must generally pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

With respect to the CDSC for all three classes of shares, the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC. All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit an amount equal to any CDSC on Class B or Class C shares you paid into your account. We will also waive the CDSC on Class B or Class C if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from IRA accounts after age 701/2 years. For more information, see the SAI.

HOW  TO  PLACE  YOUR  SALE  ORDER

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer to the section entitled "Signature Guarantee-Class A, Class B and Class C shares". Plan participants should contact their retirement plan administrator for information regarding buying Class R shares.
Retirement plan administrators or retirement plans wishing to sell Class R shares should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to sell Institutional Service Class or Institutional Class shares should contact customer service at 1-800-848-0920 for information regarding such sales.

BY TELEPHONE. Calling 1-800-848-0920 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use the voice response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

THROUGH OUR CUSTOMER SERVICE LINE. Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Fund will use procedures to confirm that telephone instructions are genuine. If the Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss,

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Fund may record telephone instructions to sell shares. The Fund reserves the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. The Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Gartmore Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on our website, www.gartmorefunds.com. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Fund reserves the right to require the original document if you fax your letter.

CAPITAL  GAINS  TAXES

If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -Selling Fund Shares" on page 20.



THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to redeem Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS  WITH  LOW  BALANCES-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

If the value of your Class A, B or C shares of the Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, and Class R shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Fund pay the Distributor compensation which is accrued daily and paid monthly. The Fund shall pay amounts not exceeding an annual amount of:

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES



CLASS                               AS A % OF DAILY NET ASSETS
--------------  ------------------------------------------------------------------
--------------  ------------------------------------------------------------------
Class A shares  0.25% (distribution or service fee)
--------------  ------------------------------------------------------------------
Class B shares  1.00% (0.25% service fee)
--------------  ------------------------------------------------------------------
Class C shares  1.00% (0.25% service fee)
--------------  ------------------------------------------------------------------
Class R shares  0.50% (0.25% of which may be either a distribution or service fee)
--------------  ------------------------------------------------------------------



Institutional  Class  and  Institutional Service Class shares pay no 12b-1 fees.

Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

CAPITAL  GAINS  TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes- Exchanging Fund Shares" on page 21.

EXCHANGING  SHARES

You can exchange the shares you own for shares of another fund within Gartmore Funds (except the Gartmore Morley Capital Accumulation Fund) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of the Fund for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class C shares of another fund.

Generally, there is no sales charge for exchanges of Class B, Class C, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of the Fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Fund. If you exchange Prime Shares of the Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Money Market Fund. Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class C, Institutional Service Class and Institutional Class shares of the Fund. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 14 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE  EXCHANGE  ACTIVITY

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of the Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from one of these funds or exchanged out of one of these funds into another Gartmore fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):

BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES



FUND                                                EXCHANGE FEE
--------------------------------------------------  -------------
Gartmore Long-Short Equity Plus Fund . . . . . . .          2.00%
--------------------------------------------------  -------------
Gartmore Emerging Markets Fund . . . . . . . . . .          2.00%
--------------------------------------------------  -------------
Gartmore International Growth Fund . . . . . . . .          2.00%
--------------------------------------------------  -------------
Gartmore Global Financial Services Fund. . . . . .          2.00%
--------------------------------------------------  -------------
Gartmore Global Utilities Fund . . . . . . . . . .          2.00%
--------------------------------------------------  -------------
Gartmore Global Health Sciences Fund . . . . . . .          2.00%
--------------------------------------------------  -------------
Gartmore Worldwide Leaders Fund. . . . . . . . . .          2.00%
--------------------------------------------------  -------------
Gartmore Nationwide Leaders Fund . . . . . . . . .          2.00%
--------------------------------------------------  -------------
Gartmore U.S. Growth Leaders Fund. . . . . . . . .          2.00%
--------------------------------------------------  -------------
Gartmore Global Technology and Communications Fund          2.00%
--------------------------------------------------  -------------
Gartmore Micro Cap Equity Fund . . . . . . . . . .          1.50%
--------------------------------------------------  -------------
Gartmore Mid Cap Growth Fund . . . . . . . . . . .          1.50%
--------------------------------------------------  -------------
Gartmore Millennium Growth Fund. . . . . . . . . .          1.50%
--------------------------------------------------  -------------
Gartmore Value Opportunities Fund. . . . . . . . .          1.50%
--------------------------------------------------  -------------
Nationwide Small Cap Fund. . . . . . . . . . . . .          1.50%
--------------------------------------------------  -------------



The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, the Fund distributes any available income dividends to shareholders. Income dividends are taxable at either ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For individuals, a portion of the income dividends paid to you may be qualified dividends eligible for taxation at long-term capital gain rates. For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by the Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains realized after May 5, 2003 are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

CHANGING  YOUR  DISTRIBUTION  OPTION

If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

"BUYING  A  DIVIDEND"

If you invest in the Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

REINVESTING  DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions. You may request in writing a payment in cash if distributions are in excess of $5. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. No interest is paid during the time the check is outstanding.

BACKUP  WITHHOLDING

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs the Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the fund generally are not currently subject to federal income taxes. In general, the entities eligible to purchase the Class R shares of a fund are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

SELLING  AND  EXCHANGING  FUND  SHARES

When you sell your shares in the Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares after May 5, 2003 will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

OTHER  TAX  INFORMATION

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)
-    Annual  Report
-    Semi-Annual  Report

To obtain a document free of charge, contact us at the address or number listed below.

FOR  ADDITIONAL  INFORMATION  CONTACT:

BY  REGULAR  MAIL:
Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

BY  OVERNIGHT  MAIL:
Gartmore  Funds
3435  Stelzer  Road
Columbus,  Ohio  43219

FOR  INFORMATION,  ASSISTANCE  AND  WIRE  ORDERS:
1-800-848-0920  (toll free, 8 a.m. - 9 p.m. Eastern Time, Monday through Friday)

FOR  24-HOUR  ACCOUNT  ACCESS:
1-800-848-0920  (toll  free)
Also,  visit  the  Gartmore  Funds'  website  at  www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities  and  Exchange  Commission
Public  Reference  Section
Washington,  D.C.  20549-0102
(The SEC charges a fee to copy any documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-08495

GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205
www.gartmorefunds.com

GG-0241  1/04